Consolidated net (debt)/cash (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Consolidated Net Debt [Abstract]
Analysis of changes in consolidated net (debt)/cash

	Financing liabilities			Other assets
Year ended 31 December 2022	Borrowings excluding overdrafts(a) US$m	Lease liabilities(b) US$m	Net debt related derivatives (note 23)(c) US$m	Cash and cash equivalents including overdrafts(a) US$m	Other investments(d) US$m	Net (debt)/cash US$m
Analysis of changes in consolidated net (debt)/cash
Opening balance	(12,166)	(1,363)	(101)	12,805	2,401	1,576
Foreign exchange adjustment	118	69	(92)	15	—	110
Cash movements excluding exchange movements	470	374	(3)	(6,046)	(352)	(5,557)
Other non-cash movements	508	(280)	(494)	—	(51)	(317)
Closing balance	(11,070)	(1,200)	(690)	6,774	1,998	(4,188)

Year ended 31 December 2021	Financing liabilities			Other assets
	Borrowings excluding overdrafts(a) US$m	Lease liabilities(b) US$m	Net debt related derivatives (note 23)(c) US$m	Cash and cash equivalents including overdrafts(a) US$m	Other investments(d) US$m	Net cash/(debt) US$m
Analysis of changes in consolidated net cash/(debt)
Opening balance	(12,653)	(1,178)	248	10,381	2,538	(664)
Foreign exchange adjustment	67	30	(45)	100	—	152
Cash movements excluding exchange movements	270	358	(51)	2,324	(107)	2,794
Other non-cash movements	150	(573)	(253)	—	(30)	(706)
Closing balance	(12,166)	(1,363)	(101)	12,805	2,401	1,576
(a)Borrowings excluding overdrafts, of US$11,070 million (2021:US$12,166 million) differs from Borrowings on the balance sheet as it excludes bank overdrafts of US$1 million (2021: US$2 million) which has been included in cash and cash equivalents for the net (debt)/cash reconciliation.
(b)Other non-cash movements in lease liabilities include the net impact of additions, modifications and terminations during the year.
(c)Included within “Net debt related derivatives” are interest rate and cross currency interest rate swaps that are in hedge relationships with the Group's debt.
(d)Other investments includes US$1,998 million (2021: US$2,401 million) of highly liquid financial assets held in managed investment funds classified as held for trading.
Summary by currency, the group's net cash / (debt), after taking into account relevant cross currency interest rate swaps and foreign exchange contracts
The table below summarises, by currency, our net (debt)/cash, after taking into account relevant cross currency interest rate swaps and foreign exchange contracts:

Net (debt)/cash by currency	Total borrowings excluding overdrafts US$m	Lease liabilities US$m	Derivatives related to net debt US$m	Cash and cash equivalents US$m	Other investments US$m	Net debt 2022 US$m	Net cash 2021 US$m
US dollar	(10,680)	(360)	(690)	5,803	1,998	(3,929)	2,201
Australian dollar	(225)	(429)	—	199	—	(455)	(499)
Canadian dollar	(165)	(174)	—	181	—	(158)	(320)
South African rand	—	(2)	—	173	—	171	115
Other	—	(235)	—	418	—	183	79
Total	(11,070)	(1,200)	(690)	6,774	1,998	(4,188)	1,576